UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                         WASHINGTON, D.C.   20549


                         Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 30, 1999

Check here if Amendment [    ] ; Amendment Number : ______________
This Amendment  (Check only one.) :  	[   ]  is a restatement.
						                                [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report :

Name:			  CRA Real Estate Securities, LP
Address:		259 N. Radnor-Chester Road Suite 205
 			      Radnor, PA  19087

Form 13F 	File Number: 		28-6044

The institutional investment manager filing this report and the person by whom it is signing hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		T. Ritson Ferguson
Title:		President
Phone:		610-995-8902

Signature, Place, and Date of Signing:

T. Ritson Ferguson		Radnor, PA  			5/14/99




Report Type (Check only one.):

[ X ] 	13F HOLDINGS REPORT.

[   ]	 13F NOTICE.

[   ] 	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


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                            Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 		1

Form 13F Information Table Entry Total:	78

Form 13F Information Table Value Total: 	$ 1,323,488
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.




No.		Form 13F File Number			Name


01	  	28-2437				           Strategic Investment Management



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											                            INFORMATION TABLE

                                                                                                            Voting Authority
                                                                                                            -----------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- ------ --------

AMB Property Corp.             COM              00163T109    31717  1528546 SH       Sole                   898605          629941
                                                              3226   155464 SH       Defined 01             155464
American Real Estate Investmen COM              029166105     9257   692096 SH       Sole                   661296           30800
Apartment Investors Management COM              03748R101    58221  1606099 SH       Sole                  1407599          198500
                                                              1617    44600 SH       Defined 01              44600
Archstone Communities Trust    COM              039581103    29171  1449500 SH       Sole                  1240300          209200
Arden Realty Inc               COM              039793104    11777   529340 SH       Sole                   471440           57900
                                                               387    17400 SH       Defined 01              17400
AvalonBay Communities Inc      COM              053484101    66497  2086197 SH       Sole                  1831330          254867
                                                              2109    66163 SH       Defined 01              66163
BRE Properties                 COM              05564E106    23798  1051856 SH       Sole                   917256          134600
                                                               772    34100 SH       Defined 01              34100
Bradley Real Estate Inc        COM              104580105    22901  1281189 SH       Sole                  1112489          168700
                                                               751    42000 SH       Defined 01              42000
CBL and Associates Properties  COM              124830100      809    34800 SH       Sole                    34800
Camden Property Trust          COM              133131102    37555  1517381 SH       Sole                  1312781          204600
                                                              1329    53700 SH       Defined 01              53700
CarrAmerica Realty Corp        COM              144418100    45375  2056662 SH       Sole                  1811062          245600
                                                              1363    61800 SH       Defined 01              61800
Catellus Devel.Corp.           COM              149111106     8761   655000 SH       Sole                   596700           58300
                                                               215    16100 SH       Defined 01              16100
Developers Diversified Realty  COM              251591103    36722  2565731 SH       Sole                  2249531          316200
                                                               949    66300 SH       Defined 01              66300
Duke Realty Investments Inc    COM              264411505    49052  2281516 SH       Sole                  2001616          279900
                                                              1440    67000 SH       Defined 01              67000
Equity Office                  COM              294741103    58328  2298662 SH       Sole                  1987648          311014
                                                              1732    68258 SH       Defined 01              68258
Equity Residential Properties  COM              29476L107    66986  1623899 SH       Sole                  1425349          198550
                                                              2227    54000 SH       Defined 01              54000
Felcor Lodging Trust, Inc.     COM              31430F101    18029   777510 SH       Sole                   653210          124300
                                                               605    26100 SH       Defined 01              26100
General Growth Properties Inc  COM              370021107    49539  1527222 SH       Sole                  1342422          184800
                                                              1440    44400 SH       Defined 01              44400
Highwoods Properties Inc       COM              431284108    47352  2009658 SH       Sole                  1766658          243000
                                                              1517    64400 SH       Defined 01              64400
Host Marriott Corp             COM              44107P104    48960  4400961 SH       Sole                  3882721          518240
                                                              1470   132150 SH       Defined 01             132150
JDN Realty Corp                COM              465917102    27911  1404332 SH       Sole                  1247532          156800
                                                               732    36850 SH       Defined 01              36850
Kilroy Realty Corp             COM              49427F108    23783  1160167 SH       Sole                  1003467          156700
                                                               843    41100 SH       Defined 01              41100
Kimco Realty Corp.             COM              49446R109    39771  1078548 SH       Sole                   950348          128200
                                                              1077    29200 SH       Defined 01              29200
Koger Equity Inc.              COM              500228101     1540   114600 SH       Sole                   104500           10100
Macerich Co                    COM              554382101      796    35100 SH       Sole                    35100
MeriStar Hospitality Corp.     COM              58984Y103     1343    73816 SH       Sole                    58816           15000
PS Business Parks Inc.         COM              69360J107    12883   587281 SH       Sole                   506181           81100
Pan Pacific Retail Properties  COM              69806L104      634    35700 SH       Sole                    35700
Post Properties                COM              737464107    35936   991332 SH       Sole                   876332          115000
                                                              1073    29600 SH       Defined 01              29600
Prentiss Properties Trust      COM              740706106    44502  2373454 SH       Sole                  2086354          287100
                                                              1354    72200 SH       Defined 01              72200
Prologis Trust                 COM              743410102    25305  1234383 SH       Sole                  1078783          155600
                                                               785    38300 SH       Defined 01              38300
Public Storage Inc             COM              74460D109    29224  1168953 SH       Sole                   998753          170200
                                                               780    31200 SH       Defined 01              31200
Rouse Co.                      COM              779273101    21071   949700 SH       Sole                   820400          129300
                                                                93     4200 SH       Defined 01               4200
Simon Property Group Inc       COM              828806109    61353  2236110 SH       Sole                  1965206          270904
                                                              2192    79892 SH       Defined 01              79892
Spieker Properties Inc         COM              848497103    31181   884571 SH       Sole                   765171          119400
                                                              1012    28700 SH       Defined 01              28700
Starwood Lodging Trust         COM              85590A203    56310  1971470 SH       Sole                  1771176          200294
                                                              1755    61459 SH       Defined 01              61459
Trammell Crow Company          COM              89288R106      943    51000 SH       Sole                    51000
TriNet Corp.                   COM              896287109    22891   902100 SH       Sole                   779400          122700
                                                               518    20400 SH       Defined 01              20400
Trizec Hahn Corp               COM              896938107    39379  2135853 SH       Sole                  1933653          202200
                                                              1044    56600 SH       Defined 01              56600
Urban Shopping Centers Inc     COM              917060105    24860   866583 SH       Sole                   752283          114300
                                                               789    27500 SH       Defined 01              27500
Vornado Realty Trust           COM              929042109    34108   988647 SH       Sole                   869047          119600
                                                               918    26600 SH       Defined 01              26600
Walden Residential Prop        COM              931210108      456    25900 SH       Defined 01              25900
Weingarten Rlty.               COM              948741103    10173   256752 SH       Sole                   218652           38100
                                                               341     8600 SH       Defined 01               8600
Simon Property Group Preferred PFD CV           828806406    15264   223242 SH       Sole                   223242
Walden Residential Preferred   PFD CV           931210603     2609   163073 SH       Defined 01             163073
REPORT SUMMARY                 78 DATA RECORDS             1323488            1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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